Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other current liabilities
Schedule of summary of other current liabilities

	December 31, 2020	December 31, 2021
	RMB	RMB
Professional service fee	9,245	5,643
Advertising expense payables	19,761	13,728
Promotional expense payables	7,816	4,571
Others	4,742	3,371
Total	41,564	27,313